Business combination (Fair value of major classes of identifiable assets acquired and liabilities assumed - Parenthetical) (Detail) - Reliable Financial Services $ in Thousands	Aug. 01, 2018 USD ($)
Business Acquisition
Loans	$ 1,802,463
Fair value adjustment
Business Acquisition
Loans	(126,908)	[1]
Auto Loan
Business Acquisition
Loans	1,600,000
Auto Loan | Fair value adjustment
Business Acquisition
Loans	(106,000)
Commercial Loans
Business Acquisition
Loans	341,000
Commercial Loans | Fair value adjustment
Business Acquisition
Loans	$ (4,000)

[1]	The fair value discount is comprised of $106 million related to the retail auto loans portfolio and $4 million related to the commercial loans portfolio.